AdvisorDesigns® Variable Annuity EliteDesigns® Variable Annuity AdvanceDesigns® Variable Annuity SecureDesigns® Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated May 25, 2010,
To Current Prospectus Dated May 1, 2010

Effective May 28, 2010, the following Underlying Fund is changing its name. All references to the old name in the Prospectus dated May 1, 2010, are hereby changed to reflect the new name effective May 28, 2010.

Old Name	New Name
Rydex | SGI VT All-Cap Opportunity	Rydex | SGI VT U.S. Long Short Momentum

Effective June 1, 2010, the following Underlying Fund is changing its name. All references to the former name in the Prospectus dated May 1, 2010 are hereby changed to reflect the new names effective June 1, 2010:

Former Name	New Name
Van Kampen LIT Government	Invesco Van Kampen V.I. Government

Effective June 1, 2010, the following Underlying Funds are changing their names. All references to the former names in the Prospectus dated May 1, 2010 are hereby changed to reflect the new names effective June 1, 2010:

These subaccounts are available ONLY in AdvanceDesigns and SecureDesigns Variable Annuities.

Former Name	New Name
Van Kampen LIT Comstock	Invesco Van Kampen V.I. Comstock
Van Kampen UIF Equity and Income	Invesco Van Kampen V.I. Equity and Income
Van Kampen UIF Emerging Markets Equity	Morgan Stanley UIF Emerging Markets Equity

Effective June 7, 2010, the following Underlying fund is changing its name and its sub-adviser to Security Global Investors, LLC. All references to the old name in the Prospectus dated May 1, 2010, are hereby changed to reflect the new name effective June 7, 2010. In addition, all references to the Underlying Fund’s previous sub-adviser, Valu-Trac, are changed to reflect the name of the new sub-adviser, Security Global Investors, LLC.

This subaccount is available ONLY in AdvisorDesigns, EliteDesigns and SecureDesigns Variable Annuities.

Old Name	New Name
Rydex | SGI VT International Opportunity	Rydex | SGI VT International Long Short Select

Please Retain This Supplement For Future Reference